Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
Al Frank Fund (Prospectus Summary) | Al Frank Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VALUX
Al Frank Fund (Prospectus Summary) | Al Frank Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VALAX
The Al Frank Dividend Value Fund (Prospectus Summary) | The Al Frank Dividend Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VALDX
The Al Frank Dividend Value Fund (Prospectus Summary) | The Al Frank Dividend Value Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VALEX

Al Frank Fund (Prospectus Summary) | Al Frank Fund
SUMMARY SECTION Al Frank Fund
Investment Objective
The investment objective of the Al Frank Fund is long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Al Frank Fund	Investor Class	Advisor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Al Frank Fund		Investor Class	Advisor Class
Management Fee		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.42%	0.42%
Total Annual Fund Operating Expenses	[1]	1.67%	1.42%
Less: Fee Waiver and/or Expense Reimbursement		(0.17%)	(0.17%)
Net Annual Fund Operating Expenses	[2]	1.50%	1.25%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers in the Financial Highlights, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE"). For the fiscal year ended December 31, 2010, the Fund incurred AFFE totaling 0.01% or less of the Fund's average daily net assets; these AFFE are included in "Other Expenses" above.
[2]	Al Frank Asset Management, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and/or pay Fund expenses of the Al Frank Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.49% of the average daily net assets of the Investor Class and 1.24% of the average daily net assets of the Advisor Class (the "Expense Cap"). The Expense Cap will remain in effect through at least April 30, 2012, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Al Frank Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class	153	510	891	1,962
Advisor Class	127	433	760	1,687

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.75% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Advisor selects equity securities that it believes are out of favor and undervalued. The Advisor then attempts to purchase the securities and hold them until it believes that the securities have reached their fair value.

The Advisor selects equity securities consisting of common stocks and securities having the characteristics of common stocks, such as preferred stocks, convertible securities, rights and warrants. The Fund may invest in securities of foreign issuers ("foreign securities"), provided that they are publicly traded in the United States, including in American Depositary Receipts
("ADRs"). The Advisor screens a universe of more than 6,000 stocks in order to identify those with low price-to-earnings ratios, price-to-book values, and price-to-revenues ratios relative to its historical norms, its industry peers or the overall market.  The Advisor utilizes these and other fundamental valuation metrics as well as its assessments of a company's long-term growth prospects and risk characteristics, in order to establish a target price for each stock. The target price represents the price at which the Advisor believes the stock is fairly valued. Those stocks with significant appreciation potential relative to these target prices and perceived risk characteristics become available for selection. The Advisor employs a go-anywhere style focused on uncovering undervalued stocks independent of market capitalization. The Fund's portfolio is expected to hold both dividend and non-dividend paying stocks and seeks broad market diversification via exposure to a significant number of major market sectors and industry groups.

The Advisor may sell positions as they reach or approach their target price, if a lower target price results from a reassessment of earnings or valuation multiples, or if a more attractive stock is identified.

To earn additional income, the Fund, through its agent, may lend its portfolio securities to broker-dealers amounting to no more than 33-1/3% of the total assets of the Fund (including any collateral posted) or 50% of the total assets of the Fund (excluding any collateral posted). When the Fund loans its portfolio securities, it will receive collateral equal to at least 102% of the value of the loaned securities.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the
Fund. The following additional risks could affect the value of your investment:

·  Management Risk - The Fund's ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets.

·  Market Risk - The value of stocks and other securities the Fund holds or the overall stock market may decline over short or extended periods.

·  Small- and Medium-Sized Companies Risk - Small- and medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

·  Equity Risk - The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

·  Securities Lending Risk - There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

·  Value Style Investing Risk - The Advisor follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the
   Fund may underperform other funds that use different investing styles.

·  Foreign Securities Risk - The Fund may also invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the
   Fund's investments.

If you are looking for current income or short-term market gain, you should not invest in the Fund as it is designed for long-term investing.

Performance
The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at www.alfrankfunds.com or by calling the Fund toll-free at 888.263.6443.

Al Frank Fund - Investor Class Calendar Year Total Returns as of 12/31

During the period of time shown in the bar chart, the Fund's highest quarterly return was 30.95% for the quarter ended June 30, 2003, and the lowest quarterly return was -27.79% for the quarter ended September 30, 2002.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Al Frank Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception
Investor Class	Return Before Taxes	18.61%	0.68%	8.57%	10.22%	[1]
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	18.55%	0.28%	8.27%	9.87%	[1]
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.17%	0.61%	7.61%	9.18%	[1]
Advisor Class	Return Before Taxes	18.92%	0.95%	8.72%	10.33%	[1]
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	3.78%	[1]
Russell 3000® Index	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.16%	4.24%	[1]
[1]	Investor Class shares commenced operations on January 2, 1998; Advisor Class shares commenced operations on April 30, 2006. Performance shown prior to the inception of the Advisor Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Advisor Class.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts ("IRAs").

The Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
Al Frank Fund (Prospectus Summary) | Al Frank Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION Al Frank Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Al Frank Fund is long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.75%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers in the Financial Highlights, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE"). For the fiscal year ended December 31, 2010, the Fund incurred AFFE totaling 0.01% or less of the Fund's average daily net assets; these AFFE are included in "Other Expenses" above.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Advisor selects equity securities that it believes are out of favor and undervalued. The Advisor then attempts to purchase the securities and hold them until it believes that the securities have reached their fair value.

The Advisor selects equity securities consisting of common stocks and securities having the characteristics of common stocks, such as preferred stocks, convertible securities, rights and warrants. The Fund may invest in securities of foreign issuers ("foreign securities"), provided that they are publicly traded in the United States, including in American Depositary Receipts
("ADRs"). The Advisor screens a universe of more than 6,000 stocks in order to identify those with low price-to-earnings ratios, price-to-book values, and price-to-revenues ratios relative to its historical norms, its industry peers or the overall market.  The Advisor utilizes these and other fundamental valuation metrics as well as its assessments of a company's long-term growth prospects and risk characteristics, in order to establish a target price for each stock. The target price represents the price at which the Advisor believes the stock is fairly valued. Those stocks with significant appreciation potential relative to these target prices and perceived risk characteristics become available for selection. The Advisor employs a go-anywhere style focused on uncovering undervalued stocks independent of market capitalization. The Fund's portfolio is expected to hold both dividend and non-dividend paying stocks and seeks broad market diversification via exposure to a significant number of major market sectors and industry groups.

The Advisor may sell positions as they reach or approach their target price, if a lower target price results from a reassessment of earnings or valuation multiples, or if a more attractive stock is identified.

To earn additional income, the Fund, through its agent, may lend its portfolio securities to broker-dealers amounting to no more than 33-1/3% of the total assets of the Fund (including any collateral posted) or 50% of the total assets of the Fund (excluding any collateral posted). When the Fund loans its portfolio securities, it will receive collateral equal to at least 102% of the value of the loaned securities.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the
Fund. The following additional risks could affect the value of your investment:

·  Management Risk - The Fund's ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets.

·  Market Risk - The value of stocks and other securities the Fund holds or the overall stock market may decline over short or extended periods.

·  Small- and Medium-Sized Companies Risk - Small- and medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

·  Equity Risk - The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

·  Securities Lending Risk - There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

·  Value Style Investing Risk - The Advisor follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the
   Fund may underperform other funds that use different investing styles.

·  Foreign Securities Risk - The Fund may also invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the
   Fund's investments.

If you are looking for current income or short-term market gain, you should not invest in the Fund as it is designed for long-term investing.

Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at www.alfrankfunds.com or by calling the Fund toll-free at 888.263.6443.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.263.6443
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alfrankfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Al Frank Fund - Investor Class Calendar Year Total Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund's highest quarterly return was 30.95% for the quarter ended June 30, 2003, and the lowest quarterly return was -27.79% for the quarter ended September 30, 2002.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts ("IRAs").

The Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Al Frank Fund (Prospectus Summary) | Al Frank Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.79%)
Al Frank Fund (Prospectus Summary) | Al Frank Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Al Frank Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.78%	[1]
Al Frank Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.24%	[1]
Al Frank Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[2]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	510
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	891
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,962
Annual Return 2001	rr_AnnualReturn2001	29.83%
Annual Return 2002	rr_AnnualReturn2002	(25.99%)
Annual Return 2003	rr_AnnualReturn2003	77.97%
Annual Return 2004	rr_AnnualReturn2004	15.83%
Annual Return 2005	rr_AnnualReturn2005	11.06%
Annual Return 2006	rr_AnnualReturn2006	10.09%
Annual Return 2007	rr_AnnualReturn2007	4.05%
Annual Return 2008	rr_AnnualReturn2008	(43.60%)
Annual Return 2009	rr_AnnualReturn2009	35.02%
Annual Return 2010	rr_AnnualReturn2010	18.61%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.22%	[1]
Al Frank Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.87%	[1]
Al Frank Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.18%	[1]
Al Frank Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[2]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	433
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	760
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,687
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.33%	[1]

[1]	Investor Class shares commenced operations on January 2, 1998; Advisor Class shares commenced operations on April 30, 2006. Performance shown prior to the inception of the Advisor Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Advisor Class.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers in the Financial Highlights, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE"). For the fiscal year ended December 31, 2010, the Fund incurred AFFE totaling 0.01% or less of the Fund's average daily net assets; these AFFE are included in "Other Expenses" above.
[3]	Al Frank Asset Management, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and/or pay Fund expenses of the Al Frank Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.49% of the average daily net assets of the Investor Class and 1.24% of the average daily net assets of the Advisor Class (the "Expense Cap"). The Expense Cap will remain in effect through at least April 30, 2012, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

The Al Frank Dividend Value Fund (Prospectus Summary) | The Al Frank Dividend Value Fund
Al Frank Dividend Value Fund ("Dividend Value Fund")
Investment Objectives
The investment objectives of the Dividend Value Fund are long-term total return from both capital appreciation and,

secondarily, dividend income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees The Al Frank Dividend Value Fund	Investor Class	Advisor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The Al Frank Dividend Value Fund		Investor Class	Advisor Class
Management Fee		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		1.11%	1.11%
Total Annual Fund Operating Expenses	[1]	2.36%	2.11%
Less: Fee Waiver and/or Expense Reimbursement		(0.37%)	(0.37%)
Net Annual Fund Operating Expenses	[2]	1.99%	1.74%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers in the Financial Highlights, which reflects the operating expenses of the Fund and does not include AFFE. For the fiscal year ended December 31, 2010, the Fund incurred AFFE totaling 0.01% or less of the Fund's average daily net assets; these AFFE are included in "Other Expenses" above.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fees and/or pay Fund expenses of the Dividend Value Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.98% of the average daily net assets of the Investor Class and 1.73% of the average daily net assets of the Advisor Class (the "Expense Cap"). The Expense Cap will remain in effect through at least April 30, 2012, and may be terminated only by the Board.The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example The Al Frank Dividend Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class	202	701	1,227	2,668
Advisor Class	177	625	1,100	2,412

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35.78% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, and it primarily invests in equity securities that pay or are expected to pay dividends. The Fund may invest in companies of any size, from larger, well-established companies to smaller companies.

The Advisor selects dividend-paying equity securities consisting of common stocks and securities having the characteristics of common stocks, such as preferred stocks, convertible securities, rights and warrants, on the basis of fundamental corporate analysis. The Fund may also invest in foreign securities, provided that they are publicly traded in the United States, including in
ADRs. The Advisor screens a universe of more than 6,000 stocks in order to identify those with low price-to-earnings ratios, price-to-book values, and price-to-revenues ratios relative to their historical norms, their industry peers or the overall market. The Fund's portfolio seeks broad diversification via exposure to a significant number of major market sectors and industry groups.

The Advisor may sell positions as they reach or approach their target price, if a lower target price results from a reassessment of earnings or valuation multiples, or if a more attractive stock is identified.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the
Fund. The following additional risks could affect the value of your investment:

·  Management Risk - The Fund's ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets.

·  Market Risk - The value of stocks and other securities the Fund holds or the overall stock market may decline over short or extended periods.

·  Small- and Medium-Sized Companies Risk - Small- and medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

·  Equity Risk - The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

·  Value Style Investing Risk - The Advisor follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the
   Fund may underperform other funds that use different investing styles.

·  Foreign Securities Risk - The Fund may also invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the
   Fund's investments.

If you are looking for current income or short-term market gain, you should not invest in the Fund as it is designed for long-term investing.

Performance
The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests. The
Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at www.alfrankfunds.com or by calling the
Fund toll-free at 888.263.6443.

Dividend Value Fund - Investor Class Calendar Year Total Returns as of 12/31

During the period of time shown in the bar chart, the Fund's highest quarterly return was 16.69% for the quarter ended September 30, 2009, and the lowest quarterly return was -22.00% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns The Al Frank Dividend Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception
Investor Class	Return Before Taxes	14.39%	1.47%	4.11%	[1]
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	14.29%	1.16%	3.84%	[1]
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.49%	1.26%	3.55%	[1]
Advisor Class	Return Before Taxes	14.60%	1.68%	4.28%	[1]
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	4.07%	[1]
Russell 3000® Index	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	4.77%	[1]
[1]	Investor Class shares commenced operations on September 30, 2004; Advisor Class shares commenced operations on April 30, 2006. Performance shown prior to the inception of the Advisor Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Advisor Class.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k)
plans or IRAs .

The Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
The Al Frank Dividend Value Fund (Prospectus Summary) | The Al Frank Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Al Frank Dividend Value Fund ("Dividend Value Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objectives of the Dividend Value Fund are long-term total return from both capital appreciation and,

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
secondarily, dividend income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35.78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.78%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers in the Financial Highlights, which reflects the operating expenses of the Fund and does not include AFFE. For the fiscal year ended December 31, 2010, the Fund incurred AFFE totaling 0.01% or less of the Fund's average daily net assets; these AFFE are included in "Other Expenses" above.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, and it primarily invests in equity securities that pay or are expected to pay dividends. The Fund may invest in companies of any size, from larger, well-established companies to smaller companies.

The Advisor selects dividend-paying equity securities consisting of common stocks and securities having the characteristics of common stocks, such as preferred stocks, convertible securities, rights and warrants, on the basis of fundamental corporate analysis. The Fund may also invest in foreign securities, provided that they are publicly traded in the United States, including in
ADRs. The Advisor screens a universe of more than 6,000 stocks in order to identify those with low price-to-earnings ratios, price-to-book values, and price-to-revenues ratios relative to their historical norms, their industry peers or the overall market. The Fund's portfolio seeks broad diversification via exposure to a significant number of major market sectors and industry groups.

The Advisor may sell positions as they reach or approach their target price, if a lower target price results from a reassessment of earnings or valuation multiples, or if a more attractive stock is identified.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the
Fund. The following additional risks could affect the value of your investment:

·  Management Risk - The Fund's ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets.

·  Market Risk - The value of stocks and other securities the Fund holds or the overall stock market may decline over short or extended periods.

·  Small- and Medium-Sized Companies Risk - Small- and medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

·  Equity Risk - The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

·  Value Style Investing Risk - The Advisor follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the
   Fund may underperform other funds that use different investing styles.

·  Foreign Securities Risk - The Fund may also invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the
   Fund's investments.

If you are looking for current income or short-term market gain, you should not invest in the Fund as it is designed for long-term investing.

Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests. The
Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at www.alfrankfunds.com or by calling the
Fund toll-free at 888.263.6443.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888.263.6443
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alfrankfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Dividend Value Fund - Investor Class Calendar Year Total Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund's highest quarterly return was 16.69% for the quarter ended September 30, 2009, and the lowest quarterly return was -22.00% for the quarter ended December 31, 2008.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs .
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k)
plans or IRAs .

The Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
The Al Frank Dividend Value Fund (Prospectus Summary) | The Al Frank Dividend Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
The Al Frank Dividend Value Fund (Prospectus Summary) | The Al Frank Dividend Value Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
The Al Frank Dividend Value Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.07%	[1]
The Al Frank Dividend Value Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.77%	[1]
The Al Frank Dividend Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[2]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.99%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	202
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	701
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,227
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,668
Annual Return 2005	rr_AnnualReturn2005	7.95%
Annual Return 2006	rr_AnnualReturn2006	15.05%
Annual Return 2007	rr_AnnualReturn2007	2.13%
Annual Return 2008	rr_AnnualReturn2008	(35.66%)
Annual Return 2009	rr_AnnualReturn2009	24.41%
Annual Return 2010	rr_AnnualReturn2010	14.39%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.11%	[1]
The Al Frank Dividend Value Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.84%	[1]
The Al Frank Dividend Value Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.55%	[1]
The Al Frank Dividend Value Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%	[2]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.74%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	625
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,100
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,412
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.28%	[1]

[1]	Investor Class shares commenced operations on September 30, 2004; Advisor Class shares commenced operations on April 30, 2006. Performance shown prior to the inception of the Advisor Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Advisor Class.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers in the Financial Highlights, which reflects the operating expenses of the Fund and does not include AFFE. For the fiscal year ended December 31, 2010, the Fund incurred AFFE totaling 0.01% or less of the Fund's average daily net assets; these AFFE are included in "Other Expenses" above.
[3]	The Advisor has contractually agreed to waive all or a portion of its management fees and/or pay Fund expenses of the Dividend Value Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.98% of the average daily net assets of the Investor Class and 1.73% of the average daily net assets of the Advisor Class (the "Expense Cap"). The Expense Cap will remain in effect through at least April 30, 2012, and may be terminated only by the Board.The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.